Document and Entity Information	Dec. 01, 2015
Prospectus:
Document Type	497
Document Period End Date	Dec. 01, 2015
Registrant Name	GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Central Index Key	0000803950
Amendment Flag	false
Document Creation Date	Dec. 01, 2015
Document Effective Date	Dec. 01, 2015
Prospectus Date	Dec. 01, 2015
GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND | Class B
Prospectus:
Trading Symbol	GNYXX